Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Global Value Fund))	0 Months Ended
Aug. 28, 2012
Morgan Stanley Capital International (MSCI) World Index
Average Annual Return:
1 Year	(5.54%)
5 Years (or life of class, if less)	(5.29%) [1]
Class A
Average Annual Return:
1 Year	(13.24%)
5 Years (or life of class, if less)	(3.29%)
Inception Date	Oct. 01, 2007
Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(13.30%)
5 Years (or life of class, if less)	(3.52%)
Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	(8.52%)
5 Years (or life of class, if less)	(2.87%)
Class C
Average Annual Return:
1 Year	(9.55%)
5 Years (or life of class, if less)	(2.67%)
Inception Date	Oct. 01, 2007
Class N
Average Annual Return:
1 Year	(9.04%)
5 Years (or life of class, if less)	(2.17%)
Inception Date	Oct. 01, 2007
Class Y
Average Annual Return:
1 Year	(7.63%)
5 Years (or life of class, if less)	(1.59%)
Inception Date	Oct. 01, 2007

[1]	From 9-30-07